Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		1.875%	1.25%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%
Countercyclical capital buffer		0.01%	0.00%
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	0.50%
Countercyclical capital buffer	[2]	0.00%
March 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	[1]	0.75%
Countercyclical capital buffer	[2]	0.01%

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.
[2]	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2018.